COMPASS-G
                                      LOGO
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                              PROFESSIONALLY MANAGED COMBINATION
JOHN D. McNEIL, Chairman and Director
                                                    FIXED/VARIABLE GROUP ANNUITY
DONALD A. STEWART, President and Director
                                                 FOR QUALIFIED AND NON-QUALIFIED
                                                                RETIREMENT PLANS
DAVID D. HORN, Director
                                    --------------------------------------------
RICHARD B. BAILEY, Director
                                                ANNUAL REPORT, DECEMBER 31, 1997
A. KEITH BRODKIN, Director
M. COLYER CRUM, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
MARGARET SEARS MEAD, Assistant Vice President
  and Secretary
L. BROCK THOMSON, Vice President and
  Treasurer
SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)
ANNUITY SERVICE MAILING ADDRESS:
Sun Life Annuity Service Center
P.O. Box 1024, Boston, Massachusetts 02103
GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181
LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

                 [LOGO]
AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110
ACCOUNT INFORMATION
For account information, call toll free:
1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m. Eastern time.

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only if preceded
                                                                       ISSUED BY
or accompanied by an effective prospectus.
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                                      COG-3-2/98

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF CONDITION-- December 31, 1997

 ASSETS:
   Investments in mutual funds:                Shares        Cost         Value
                                             ----------  ------------  ------------
     Massachusetts Investors Trust
      ("MIT")*.............................   2,566,191  $ 35,973,786  $ 44,954,184
     Massachusetts Investors Growth Stock
      Fund ("MIG")*........................   1,260,336    14,191,936    15,655,513
     MFS Total Return Fund ("MTR")*........   2,367,141    34,452,574    37,448,566
     MFS Growth Opportunities Fund
      ("MGO")*.............................     310,025     4,100,632     4,315,629
     MFS Bond Fund ("MFB")*................     203,087     2,652,888     2,765,166
     MFS World Governments Fund ("MWG")*...     197,529     2,229,092     2,141,903
     MFS/Sun Life Series Trust:
       Capital Appreciation Series
        ("CAS")............................   1,238,336    38,570,681    49,704,867
       Government Securities Series
        ("GSS")............................     924,758    11,626,944    12,059,410
       High Yield Series ("HYS")...........     623,498     5,418,842     6,054,623
       Money Market Series ("MMS").........   6,341,994     6,341,994     6,341,994
                                                         ------------  ------------
                                                         $155,559,369  $181,441,855
                                                         ------------
                                                         ------------

 LIABILITIES:
   Payable to sponsor................................................         1,358
                                                                       ------------
         Net Assets..................................................  $181,440,497
                                                                       ------------
                                                                       ------------

NET ASSETS:

                                           Applicable to Owners of
                                     Deferred Variable Annuity Contracts  Reserve for
                                     -----------------------------------   Variable
                                       Units    Unit Value     Value       Annuities      Total
                                     ---------  ----------  ------------  -----------  ------------
    MIT-Level  2...................    668,603   $  44.1981 $ 29,541,406    $ --       $ 29,541,406
    MIT-Level  3...................    347,926      44.5374   15,412,778      --         15,412,778
    MIG-Level  2...................    225,178      43.9157    9,888,833      --          9,888,833
    MIG-Level  3...................    118,801      48.5502    5,766,680      --          5,766,680
    MTR-Level  2...................    759,684      33.2755   25,226,540      --         25,226,540
    MTR-Level  3...................    403,015      30.3501   12,221,632      --         12,221,632
    MTR-Level  4...................         17      23.1768          394      --                394
    MGO-Level  2...................    100,623      32.3990    3,278,893      --          3,278,893
    MGO-Level  3...................     29,668      34.7993    1,036,736      --          1,036,736
    MFB-Level  2...................     86,309      21.1171    1,853,463      --          1,853,463
    MFB-Level  3...................     41,360      21.3778      911,703      --            911,703
    MWG-Level  2...................     50,083      21.6012    1,081,666      --          1,081,666
    MWG-Level  3...................     55,415      19.1324    1,060,237      --          1,060,237
    CAS-Level  2...................    680,351      43.3190   29,464,142     129,273     29,593,415
    CAS-Level  3...................    431,268      46.0988   19,875,434       7,478     19,882,912
    CAS-Level  4...................      5,247      44.9674      228,881      --            228,881
    GSS-Level  2...................    377,706      20.1019    7,590,175       3,257      7,593,432
    GSS-Level  3...................    225,343      19.5696    4,411,356       4,816      4,416,172
    GSS-Level  4...................      2,450      19.3101       47,992      --             47,992
    HYS-Level  2...................    161,891      24.6550    3,991,546       2,929      3,994,475
    HYS-Level  3...................     89,331      22.9753    2,053,428       4,455      2,057,883
    HYS-Level  4...................        102      22.4774        2,292      --              2,292
    MMS-Level  2...................    246,919      15.8347    3,904,270       2,712      3,906,982
    MMS-Level  3...................    158,492      14.7470    2,335,608      --          2,335,608
    MMS-Level  4...................      6,803      14.4723       99,492      --             99,492
                                                            ------------  -----------  ------------
         Net Assets.......................................  $181,300,730    $154,920   $181,440,497
                                                            ------------  -----------  ------------
                                                            ------------  -----------  ------------

*Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF OPERATIONS-- Year Ended December 31, 1997

                                               MIT          MIG          MTR          MGO          MFB           MWG
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                           -----------  -----------  -----------  -----------  ------------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 3,576,267  $ 2,503,163  $ 4,775,114  $   540,786  $    314,816  $  102,827
   Mortality and expense risk charges....      584,251      179,472      528,249       53,591        48,523      31,794
                                           -----------  -----------  -----------  -----------  ------------  -----------
       Net investment income.............  $ 2,992,016  $ 2,323,691  $ 4,246,865  $   487,195  $    266,293  $   71,033
                                           -----------  -----------  -----------  -----------  ------------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $29,532,831  $ 7,350,937  $27,407,019  $ 1,943,627  $  3,888,216  $1,453,186
     Cost of investments sold............   21,338,109    6,174,599   23,014,779    1,441,879     3,748,442   1,473,275
                                           -----------  -----------  -----------  -----------  ------------  -----------
       Net realized gains (losses).......  $ 8,194,722  $ 1,176,338  $ 4,392,240  $   501,748  $    139,774  $  (20,089)
                                           -----------  -----------  -----------  -----------  ------------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $ 8,980,397  $ 1,463,577  $ 2,995,992  $   214,997  $    112,279  $  (87,189)
     Beginning of year...................    7,387,121     (734,918)   3,660,194      339,931       131,161      (5,732)
                                           -----------  -----------  -----------  -----------  ------------  -----------
       Change in unrealized appreciation
        (depreciation)...................  $ 1,593,276  $ 2,198,495  $  (664,202) $  (124,934) $    (18,882) $  (81,457)
                                           -----------  -----------  -----------  -----------  ------------  -----------
     Realized and unrealized gains
      (losses)...........................  $ 9,787,998  $ 3,374,833  $ 3,728,038  $   376,814  $    120,892  $ (101,546)
                                           -----------  -----------  -----------  -----------  ------------  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $12,780,014  $ 5,698,524  $ 7,974,903  $   864,009  $    387,185  $  (30,513)
                                           -----------  -----------  -----------  -----------  ------------  -----------
                                           -----------  -----------  -----------  -----------  ------------  -----------


                                               CAS          GSS          HYS          MMS
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account     Total
                                           -----------  -----------  -----------  -----------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 4,746,173  $ 1,501,159  $   647,242  $   520,316  $ 19,227,863
   Mortality and expense risk charges....      619,019      214,567       96,313      118,704     2,474,483
                                           -----------  -----------  -----------  -----------  ------------
       Net investment income.............  $ 4,127,154  $ 1,286,592  $   550,929  $   401,612  $ 16,753,380
                                           -----------  -----------  -----------  -----------  ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains on investment
    transactions:
     Proceeds from sales.................  $22,063,515  $15,612,388  $ 5,935,864  $15,510,305  $130,697,888
     Cost of investments sold............   15,738,062   15,549,778    5,420,620   15,510,305   109,409,848
                                           -----------  -----------  -----------  -----------  ------------
       Net realized gains................  $ 6,325,453  $    62,610  $   515,244  $   --       $ 21,288,040
                                           -----------  -----------  -----------  -----------  ------------
   Net unrealized appreciation on
    investments:
     End of year.........................  $11,134,186  $   432,466  $   635,781  $   --       $ 25,882,486
     Beginning of year...................   10,533,155      452,216      666,274      --         22,429,402
                                           -----------  -----------  -----------  -----------  ------------
       Change in unrealized
        appreciation.....................  $   601,031  $   (19,750) $   (30,493) $   --       $  3,453,084
                                           -----------  -----------  -----------  -----------  ------------
     Realized and unrealized gains.......  $ 6,926,484  $    42,860  $   484,751  $   --       $ 24,741,124
                                           -----------  -----------  -----------  -----------  ------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................  $11,053,638  $ 1,329,452  $ 1,035,680  $   401,612  $ 41,494,504
                                           -----------  -----------  -----------  -----------  ------------
                                           -----------  -----------  -----------  -----------  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS

                                                            MIT                        MIG                        MTR
                                                        Sub-Account                Sub-Account                Sub-Account
                                                 --------------------------  ------------------------  --------------------------
                                                         Year Ended                 Year Ended                 Year Ended
                                                        December 31,               December 31,               December 31,
                                                 --------------------------  ------------------------  --------------------------
                                                     1997          1996         1997         1996          1997          1996
                                                 ------------  ------------  -----------  -----------  ------------  ------------
OPERATIONS:
  Net investment income........................  $  2,992,016  $  4,320,604  $ 2,323,691  $ 3,076,432  $  4,246,865  $  4,866,763
  Net realized gains (losses)..................     8,194,722     1,322,346    1,176,338     (187,382)    4,392,240     2,787,930
  Net unrealized gains (losses)................     1,593,276     4,752,859    2,198,495     (390,114)     (664,202)   (1,349,654)
                                                 ------------  ------------  -----------  -----------  ------------  ------------
      Increase in net assets from operations...  $ 12,780,014  $ 10,395,809  $ 5,698,524  $ 2,498,936  $  7,974,903  $  6,305,039
                                                 ------------  ------------  -----------  -----------  ------------  ------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.................  $  7,414,274  $  8,484,377  $ 1,659,301  $ 2,166,246  $  6,596,639  $  9,144,366
    Net transfers between Sub-Accounts and
     Fixed Account.............................       926,030       818,874      277,942       44,987    (1,493,129)   (1,402,954)
    Withdrawals, surrenders, annuitizations,
     and contract charges......................   (26,661,131)  (15,324,516)  (5,570,136)  (3,595,513)  (25,159,273)  (17,519,924)
                                                 ------------  ------------  -----------  -----------  ------------  ------------
      Net accumulation activity................  $(18,320,827) $ (6,021,265) $(3,632,893) $(1,384,280) $(20,055,763) $ (9,778,512)
                                                 ------------  ------------  -----------  -----------  ------------  ------------
  Annuitization Activity:
    Adjustments to annuity reserve.............  $    --       $        214  $   --       $   --       $    --       $        217
                                                 ------------  ------------  -----------  -----------  ------------  ------------
      Net annuitization activity...............  $    --       $        214  $   --       $   --       $    --       $        217
                                                 ------------  ------------  -----------  -----------  ------------  ------------
  Decrease in net assets from participant
   transactions................................  $(18,320,827) $ (6,021,051) $(3,632,893) $(1,384,280) $(20,055,763) $ (9,778,295)
                                                 ------------  ------------  -----------  -----------  ------------  ------------
    Increase (decrease) in net assets..........  $ (5,540,813) $  4,374,758  $ 2,065,631  $ 1,114,656  $(12,080,860) $ (3,473,256)
NET ASSETS:
  Beginning of year............................    50,494,997    46,120,239   13,589,882   12,475,226    49,529,426    53,002,682
                                                 ------------  ------------  -----------  -----------  ------------  ------------
  End of year..................................  $ 44,954,184  $ 50,494,997  $15,655,513  $13,589,882  $ 37,448,566  $ 49,529,426
                                                 ------------  ------------  -----------  -----------  ------------  ------------
                                                 ------------  ------------  -----------  -----------  ------------  ------------


                                                            MG0                        MFB                        MWG
                                                        Sub-Account                Sub-Account                Sub-Account
                                                 --------------------------  ------------------------  --------------------------
                                                         Year Ended                 Year Ended                 Year Ended
                                                        December 31,               December 31,               December 31,
                                                 --------------------------  ------------------------  --------------------------
                                                     1997          1996         1997         1996          1997          1996
                                                 ------------  ------------  -----------  -----------  ------------  ------------
OPERATIONS:
  Net investment income........................  $    487,195  $    408,265  $   266,293  $   336,345  $     71,033  $     43,609
  Net realized gains (losses)..................       501,748       255,782      139,774      (79,670)      (20,089)     (231,857)
  Net unrealized gains (losses)................      (124,934)      185,013      (18,882)    (109,340)      (81,457)      306,316
                                                 ------------  ------------  -----------  -----------  ------------  ------------
      Increase (decrease) in net assets from
       operations..............................  $    864,009  $    849,060  $   387,185  $   147,335  $    (30,513) $    118,068
                                                 ------------  ------------  -----------  -----------  ------------  ------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.................  $    671,571  $    757,184  $   614,719  $   822,947  $    410,460  $    490,349
    Net transfers between Sub-Accounts and
     Fixed Account.............................        19,958           361     (247,713)    (213,342)     (339,526)     (178,620)
    Withdrawals, surrenders, annuitizations,
     and contract charges......................    (1,534,890)   (1,699,049)  (3,388,353)  (1,301,908)   (1,019,371)   (1,256,945)
                                                 ------------  ------------  -----------  -----------  ------------  ------------
      Net accumulation activity................  $   (843,361) $   (941,504) $(3,021,347) $  (692,303) $   (948,437) $   (945,216)
                                                 ------------  ------------  -----------  -----------  ------------  ------------
    Increase (decrease) in net assets..........  $     20,648  $    (92,444) $(2,634,162) $  (544,968) $   (978,950) $   (827,148)
NET ASSETS:
  Beginning of year............................     4,294,981     4,387,425    5,399,328    5,944,296     3,120,853     3,948,001
                                                 ------------  ------------  -----------  -----------  ------------  ------------
  End of year..................................  $  4,315,629  $  4,294,981  $ 2,765,166  $ 5,399,328  $  2,141,903  $  3,120,853
                                                 ------------  ------------  -----------  -----------  ------------  ------------
                                                 ------------  ------------  -----------  -----------  ------------  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

                                                      CAS                         GSS                         HYS
                                                  Sub-Account                 Sub-Account                 Sub-Account
                                           --------------------------  --------------------------  -------------------------
                                                   Year Ended                  Year Ended                 Year Ended
                                                  December 31,                December 31,               December 31,
                                           --------------------------  --------------------------  -------------------------
                                               1997          1996          1997          1996         1997          1996
                                           ------------  ------------  ------------  ------------  -----------  ------------
 OPERATIONS:
   Net investment income.................  $  4,127,154  $  3,233,560  $  1,286,592  $  1,046,631  $   550,929  $    596,805
   Net realized gains....................     6,325,453     2,669,928        62,610       307,873      515,244       145,630
   Net unrealized gains (losses).........       601,031     2,455,689       (19,750)   (1,354,993)     (30,493)      179,227
                                           ------------  ------------  ------------  ------------  -----------  ------------
       Increase (decrease) in net assets
        from operations..................  $ 11,053,638  $  8,359,177  $  1,329,452  $       (489) $ 1,035,680  $    921,662
                                           ------------  ------------  ------------  ------------  -----------  ------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $  6,447,175  $  6,939,855  $  2,574,283  $  3,634,713  $ 1,164,890  $  1,337,369
     Net transfers between Sub-Accounts
      and Fixed Account..................       865,318     1,007,214    (1,799,091)   (2,176,253)    (275,269)     (690,101)
     Withdrawals, surrenders,
      annuitizations, and contract
      charges............................   (18,586,687)   (7,071,186)  (13,777,389)   (5,692,379)  (5,055,478)   (1,364,716)
                                           ------------  ------------  ------------  ------------  -----------  ------------
       Net accumulation activity.........  $(11,274,194) $    875,883  $(13,002,197) $ (4,233,919) $(4,165,857) $   (717,448)
                                           ------------  ------------  ------------  ------------  -----------  ------------
   Annuitization Activity:
     Annuitizations......................  $    --       $    102,853                $    --                    $    --
     Annuity payments and contract
      charges............................       (12,103)       (8,376)       (2,042)       (2,033)      (1,847)       (1,716)
     Adjustments to annuity reserve......        (7,554)          365          (170)          (82)         (12)          (40)
                                           ------------  ------------  ------------  ------------  -----------  ------------
       Net annuitization activity........  $    (19,657) $     94,842  $     (2,212) $     (2,115) $    (1,859) $     (1,756)
                                           ------------  ------------  ------------  ------------  -----------  ------------
   Increase (decrease) in net assets from
    participant transactions.............  $(11,293,851) $    970,725  $(13,004,409) $ (4,236,034) $(4,167,716) $   (719,204)
                                           ------------  ------------  ------------  ------------  -----------  ------------
     Increase (decrease) in net assets...  $   (240,213) $  9,329,902  $(11,674,957) $ (4,236,523) $(3,132,036) $    202,458
 NET ASSETS:
   Beginning of year.....................    49,945,421    40,615,519    23,732,553    27,969,076    9,186,686     8,984,228
                                           ------------  ------------  ------------  ------------  -----------  ------------
   End of year...........................  $ 49,705,208  $ 49,945,421  $ 12,057,596  $ 23,732,553  $ 6,054,650  $  9,186,686
                                           ------------  ------------  ------------  ------------  -----------  ------------
                                           ------------  ------------  ------------  ------------  -----------  ------------

                                                      MMS
                                                  Sub-Account                     Total
                                           --------------------------  ----------------------------

                                                   Year Ended                   Year Ended
                                                  December 31,                 December 31,
                                           --------------------------  ----------------------------
                                               1997          1996          1997           1996
                                           ------------  ------------  -------------  -------------
 OPERATIONS:
   Net investment income.................  $    401,612  $    521,549  $  16,753,380  $  18,450,563
   Net realized gains....................       --            --          21,288,040      6,990,580
   Net unrealized gains (losses).........       --            --           3,453,084      4,675,003
                                           ------------  ------------  -------------  -------------
       Increase (decrease) in net assets
        from operations..................  $    401,612  $    521,549  $  41,494,504  $  30,116,146
                                           ------------  ------------  -------------  -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $  1,325,566  $  2,033,183  $  28,878,878  $  35,810,589
     Net transfers between Sub-Accounts
      and Fixed Account..................       210,852     2,860,850     (1,854,628)        71,016
     Withdrawals, surrenders,
      annuitizations, and contract
      charges............................    (8,920,064)   (7,496,733)  (109,672,772)   (62,322,869)
                                           ------------  ------------  -------------  -------------
       Net accumulation activity.........  $ (7,383,646) $ (2,602,700) $ (82,648,522) $ (26,441,264)
                                           ------------  ------------  -------------  -------------
   Annuitization Activity:
     Annuitizations......................  $    --       $    --       $    --        $     102,853
     Annuity payments and contract
      charges............................          (221)         (222)       (16,213)       (12,347)
     Adjustments to annuity reserve......            (9)          (16)        (7,745)           658
                                           ------------  ------------  -------------  -------------
       Net annuitization activity........  $       (230) $       (238) $     (23,958) $      91,164
                                           ------------  ------------  -------------  -------------
   Increase (decrease) in net assets from
    participant transactions.............  $ (7,383,876) $ (2,602,938) $ (82,672,480) $ (26,350,100)
                                           ------------  ------------  -------------  -------------
     Increase (decrease) in net assets...  $ (6,982,264) $ (2,081,389) $ (41,177,976) $   3,766,046
 NET ASSETS:
   Beginning of year.....................    13,324,346    15,405,735    222,618,473    218,852,427
                                           ------------  ------------  -------------  -------------
   End of year...........................  $  6,342,082  $ 13,324,346  $ 181,440,497  $ 222,618,473
                                           ------------  ------------  -------------  -------------
                                           ------------  ------------  -------------  -------------

                       See notes to financial statements
NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account D (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on August 20, 1985 as a funding vehicle for the variable portion of group combination fixed/variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company (MFS), an affiliate of the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

A mortality and expense risk charge is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. The rate of this deduction varies based on total purchase payments credited to all participants' accounts under a contract as follows:

                                                Mortality
                                               and Expense
  Level             Purchase Payments          Risk Charge
----------  ---------------------------------  ------------
        1   $      up to $250,000                  1.30 %
        2   250,000 to 1,499,999                   1.25 %
        3   1,500,000 to 4,999,999                 1.10 %
        4   5,000,000 and over                     0.95 %

Since 1987 the Sponsor has reduced the Level 1 mortality and expense risk charge to 1.25% and, therefore, has been accounting for all Level 1 units as Level 2 units.

Each year on the account anniversary, an account administration fee is deducted from the participant's account to cover administrative expenses relating to the contract and the participant's account. The amount of the fee varies from $12 to $25 and is based on total purchase payments credited to all participants' accounts under a contract. After the annuity commencement date the account fee is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under the contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                           Units Transferred        Units Withdrawn,
                   Units Outstanding                      Between Sub-Accounts      Surrendered and         Units Outstanding
                   Beginning of Year    Units Purchased    and Fixed Account           Annuitized              End of Year
                 --------------------- ----------------- ----------------------  ----------------------  ------------------------
                      Year Ended          Year Ended           Year Ended              Year Ended               Year Ended
                     December 31,        December 31,         December 31,            December 31,             December 31,
                 --------------------- ----------------- ----------------------  ----------------------  ------------------------
 Sub-Accounts       1997       1996      1997     1996      1997        1996        1997        1996        1997         1996
 --------------- ---------- ---------- -------- -------- ----------  ----------  ----------  ----------  -----------  -----------
 MIT-Level   2    1,035,562  1,325,017  119,997  213,227    (78,771)   (137,127)   (408,185)   (365,555)     668,603    1,035,562
 MIT-Level   3      374,426    317,412   56,588   54,820     87,556     146,277    (170,644)   (144,083)     347,926      374,426
 MIT-Level   4      101,111     59,347   20,016   20,336     13,893      22,513    (135,020)     (1,085)     --           101,111
 MIG-Level  2       286,668    382,429   24,657   52,364     (6,604)    (39,167)    (79,543)   (108,958)     225,178      286,668
 MIG-Level  3       146,881    108,010   18,311   23,827      9,095      35,946     (55,486)    (20,902)     118,801      146,881
 MIG-Level  4         7,527      4,837      995      696      5,279       2,133     (13,801)       (139)     --             7,527
 MTR-Level  2     1,220,754  1,642,626  122,825  250,489    (95,836)   (147,071)   (488,059)   (525,290)     759,684    1,220,754
 MTR-Level  3       447,243    423,134   69,668   71,193     59,761     116,241    (173,657)   (163,325)     403,015      447,243
 MTR-Level  4       212,122    177,310   45,961   56,047    (11,935)    (16,491)   (246,131)     (4,744)          17      212,122
 MGO-Level  2       128,456    172,600   14,964   26,515     (2,534)     (6,753)    (40,263)    (63,906)     100,623      128,456
 MGO-Level  3        27,750     21,847    6,533    3,963      3,047       5,491      (7,662)     (3,551)      29,668       27,750
 MGO-Level  4         3,601      2,467      641      684       (624)        578      (3,618)       (128)     --             3,601
 MFB-Level  2       119,172    157,192   13,246   20,762     (6,694)    (16,500)    (39,415)    (42,282)      86,309      119,172
 MFB-Level  3        74,041     78,816    7,182    8,920     (1,215)     11,059     (38,648)    (24,754)      41,360       74,041
 MFB-Level  4        98,114     90,684   12,307   17,356     (5,773)     (7,565)   (104,648)     (2,361)     --            98,114
 MWG-Level 2         80,813    128,962    7,813   11,616    (14,242)     (8,539)    (24,301)    (51,226)      50,083       80,813
 MWG-Level 3         70,547     67,461   13,242   13,383     (2,198)         28     (26,176)    (10,325)      55,415       70,547
 CAS-Level  2       779,654    834,945   78,476  117,027    (28,613)    (21,021)   (149,166)   (151,297)     680,351      779,654
 CAS-Level  3       408,890    362,964   55,556   62,771     45,603      36,328     (78,781)    (53,173)     431,268      408,890
 CAS-Level  4       178,569    143,089   22,562   27,585       (180)     15,496    (195,704)     (7,601)       5,247      178,569
 GSS-Level  2       496,576    726,698   51,339   87,437    (55,743)   (142,794)   (114,466)   (174,765)     377,706      496,576
 GSS-Level  3       344,849    309,543   43,387   48,880      7,712     109,394    (170,605)   (122,968)     225,343      344,849
 GSS-Level  4       454,901    494,152   43,269   66,642    (48,251)    (86,710)   (447,469)    (19,183)       2,450      454,901
 HYS-Level  2       177,022    213,240   20,630   27,922     (9,930)    (20,980)    (25,831)    (43,160)     161,891      177,022
 HYS-Level  3        97,148     99,034    8,624    8,703      9,157       5,818     (25,598)    (16,407)      89,331       97,148
 HYS-Level  4       163,622    160,381   23,922   31,305    (11,531)    (19,915)   (175,911)     (8,149)         102      163,622
 MMS-Level 2        364,557    530,592   52,788   84,555     32,929     139,608    (203,355)   (390,198)     246,919      364,557
 MMS-Level 3        281,464    265,443   19,839   31,809     11,873      88,273    (154,684)   (104,061)     158,492      281,464
 MMS-Level 4        271,307    296,406   15,511   23,924    (31,926)    (34,336)   (248,089)    (14,687)       6,803      271,307

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account D and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account D (the "Variable Account") as of December 31, 1997, the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 6, 1998

8